Insurance Contracts - Summary of amount payable upon demand (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	₩ 26,374,280	₩ 25,446,211
Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	28,595,855	26,949,499
Book value	29,100,070	25,968,619
Death Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	14,296,802	13,007,313
Book value	14,593,909	12,105,279
Health Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	766,471	699,541
Book value	566,979	437,536
Pension Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	7,255,197	7,008,436
Book value	7,281,490	6,840,937
Asset Linked Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	40,436	43,654
Book value	40,232	42,761
Variable death Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	2,439,175	2,382,968
Book value	2,945,814	2,885,573
Variable pension Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	3,797,775	3,807,587
Book value	₩ 3,671,647	₩ 3,656,532